Shareholders’ Equity	6 Months Ended
Mar. 31, 2026
Equity [Abstract]
Shareholders’ Equity

13. Shareholders’ Equity

Ordinary shares

ZGCL Cayman was incorporated in Cayman Islands on March 20, 2023. Prior to the completion of its initial offering, the Company completed certain share allotments and recapitalization transactions. Such transactions have been reflected retroactively in the consolidated financial statements, where applicable.

On September 9, 2025, the Company completed its initial public offering on The Nasdaq Capital Market, issuing 1,500,000 ordinary shares at a price of $4.00 per share. The ordinary shares began trading on The Nasdaq Capital Market on the same date under the ticker symbol “ZGM” and were subsequently changed to “ZTG” on April 14, 2026. On September 10, 2025, the Company closed its initial public offering and excluded the over-allotment option, received gross proceeds of $6,000,000 from the offering before deducting underwriting discounts, non-accountable expense allowance, and offering-related expenses.

On September 9, 2025, upon the completion of IPO of the Company, IPO costs capitalized as of September 30, 2024 amounted to $574,865, together with other IPO costs incurred during the year ended September 30, 2025, totaling $1,761,417, were offset against the gross proceeds of the IPO and recorded as a reduction of additional paid-in capital.

On October 8, 2025, the underwriter exercised the over-allotment option in full and purchased an additional 225,000 ordinary shares at the public offering price of $4.00 per share, resulting in additional gross proceeds of $900,000 before deducting underwriting discounts and offering expenses. As of such date, the Company had an aggregate of 11,808,839 ordinary shares issued and outstanding, with a par value of US$0.001 per share.

On December 19, 2025, the shareholders of the Company approved, by ordinary resolution, an increase and reclassification of the Company’s authorized share capital. The Company’s authorized share capital was increased from US$50,000 divided into 50,000,000 ordinary shares with a par value of US$0.001 per share to US$1,020,000 divided into 1,020,000,000 ordinary shares with a par value of US$0.001 per share. Following the increase, the authorized share capital was redesignated into (i) 1,000,000,000 Class A ordinary shares and (ii) 20,000,000 Class B ordinary shares, each with a par value of US$0.001 per share.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting and conversion rights. Each Class A ordinary share entitles the holder to one vote on all matters subject to vote at the Company’s general meetings. Each Class B ordinary share entitles the holder to fifty votes on all matters subject to vote at the Company’s general meetings. Each Class B ordinary share is convertible into one Class A ordinary share at the option of the holder at any time and without the payment of any additional sum. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

As of March 31, 2026, a total of 5,441,159 Class A ordinary shares and 6,367,680 Class B ordinary shares of par value $0.001 each were issued and outstanding.

Zenta Group Company Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended March 31, 2026, 2025 and 2024